PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total	$ 278,520	$ 277,968	$ 263,499
Less: Accumulated Depreciation and Amortization	(157,315)	(119,550)	(69,762)
Property & Equipment, net	121,205	158,418	193,737
Research And Development Lab [Member]
Property, Plant and Equipment [Line Items]
Total	63,177	63,177	59,482
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	6,169	6,169	5,914
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Total	27,015	27,015	27,015
Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	124,379	123,827	113,308
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 57,780	$ 57,780	$ 57,780